Document and Entity Information Document	Feb. 13, 2020
Cover page. [Abstract]
Document Type	8-K
Document Period End Date	Feb. 13, 2020
Entity Registrant Name	LPL Financial Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34963
Entity Tax Identification Number	20-3717839
Entity Address, Address Line One	75 State Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	(617)
Local Phone Number	423-3644
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - par value $0.001 per share
Trading Symbol	LPLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001397911
Amendment Flag	false